Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Summary of Investments balances

	At December 31	At December 31
(in thousands)	2024	2023

Investments:
Equity instruments
Shares	$6,280	$10,390
Warrants	280	127
Investment in Associates	1,487	—
Convertible Debentures	13,000	15,565
Physical Uranium	231,088	276,815
	$252,135	$302,897

Investments-by balance sheet presentation:
Current	$6,292	$10,400
Long-term	245,843	292,497
	$252,135	$302,897

Summary of Investments continuity

	Equity	Investment in	Convertible	Physical	Total
(in thousands)	Instruments	Associates	Debentures	Uranium	Investments

Balance-January 1, 2023	$8,109	$—	$—	$162,536	$170,645
Acquisition of investments	2,417	—	15,000	—	17,417
Sale of investments	—	—	—	(19,901)	(19,901)
Change in fair value gain to profit and (loss) (note 17)	(9)	—	565	134,180	134,736
Balance-December 31, 2023	$10,517	$—	$15,565	$276,815	$302,897

Sale of investments	—	—	—	(13,598)	(13,598)
Acquisition of investments	977	1,487	—	—	2,464
Change in fair value gain to profit and (loss) (note 17)	(4,934)	—	(2,565)	(32,129)	(39,628)
Balance-December 31, 2024	$6,560	$1,487	$13,000	$231,088	$252,135